LAND IMPROVEMENTS, BUILDING AND EQUIPMENT, NET	12 Months Ended
Oct. 31, 2012
Land Improvements Building And Equipment Net
LAND IMPROVEMENTS, BUILDING AND EQUIPMENT, NET

9.  LAND IMPROVEMENTS, BUILDING AND EQUIPMENT, NET:

   These assets consist of the following at October 31, 2012 and 2011.

	10/31/2012	10/31/2011
Land improvements	$11,210,436	$10,198,986
Corporate buildings	554,873	579,175
Buildings leased to others	22,298,025	23,089,886
Equipment and furnishings	1,494,081	2,452,412
	35,557,415	36,320,459
Less accumulated depreciation and amortization	14,514,347	13,882,206
	$21,043,068	$22,438,253